CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) contract carrier rig	Dec. 31, 2022 USD ($) rig contract
Property, Plant and Equipment [Line Items]
Capital improvements in progress	$ 306	$ 4,127
Additions to newbuildings and vessel purchase deposits	$ 0
Newbuilding vessels
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | contract	4	4
Interest costs capitalized	$ 5,200	$ 2,700
Construction in Progress
Property, Plant and Equipment [Line Items]
Number of vessels being upgraded | rig	1	2
Dual-fuel car carriers (Volkswagen)
Property, Plant and Equipment [Line Items]
Number of dual-fuel car carriers | carrier	2
2 dual-fuel car carriers (K Line)
Property, Plant and Equipment [Line Items]
Number of dual-fuel car carriers | carrier	2
Volkswagen Group
Property, Plant and Equipment [Line Items]
Term of lease or charter (in years)	10 years
Volkswagen Group | Dual-fuel car carriers (Volkswagen)
Property, Plant and Equipment [Line Items]
Total installments paid	$ 47,300
K Line
Property, Plant and Equipment [Line Items]
Term of lease or charter (in years)	10 years
K Line | 2 dual-fuel car carriers (K Line)
Property, Plant and Equipment [Line Items]
Total installments paid	$ 65,200